Related party transactions - Additional Information (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Trade receivables from related parties	$ 0	$ 0
Trade payables to related parties	0	0
Loan to related parties	0	0
Loan from related parties	$ 0	$ 0